PUTNAM
OHIO
TAX EXEMPT
INCOME FUND

SEMIANNUAL REPORT

November 30, 1995

[LOGO]
BOSTON * LONDON * TOKYO

FUND HIGHLIGHTS

"Not only is serious consideration of a major tax overhaul unlikely until well after the 1996 election, but most current proposals leave the deductibility of municipal bond interest in place. . . . The difficulty and cost of buying and selling individual bonds make muni funds the best choice for most people."

                       -- Money, OIncome Investing '96,O Forecast 1996


CONTENTS

4  Report from Putnam Management

9  Fund performance summary

14 Portfolio holdings

21 Financial statements

FROM THE CHAIRMAN
DEAR SHAREHOLDER:
                                              [PHOTO OF GEORGE PUTNAM]
                                                     (C) KARSH, OTTAWA

TAX-EXEMPT BOND INVESTORS WILL LONG REMEMBER 1995 AS A YEAR OF HIGHS AND LOWS IN THE MARKET. THE YEAR BEGAN AS THE BOND MARKET WAS COMING OFF ONE OF ITS WORST PERIODS IN RECENT MEMORY. JUST AS THINGS BEGAN TO LOOK BRIGHTER FOR TAX-EXEMPT BONDS, TALK IN WASHINGTON ABOUT TAX REFORM THREW A FRIGHT INTO INVESTORS.

BY THE TIME PUTNAM OHIO TAX EXEMPT INCOME FUND ENTERED ITS NEW FISCAL YEAR IN JUNE, INVESTORS HAD BEGUN TO REGAIN THEIR COMPOSURE, REALIZING HOW REMOTE ENACTMENT OF ANY TAX-REFORM LEGISLATION WAS LIKELY TO BE DURING AN ELECTION YEAR. AS THE FUND REACHED THE FISCAL YEAR'S MIDPOINT ON NOVEMBER 30, 1995, SHAREHOLDERS COULD LOOK BACK ON A PERIOD OF IMPRESSIVE RECOVERY.

FURTHERMORE, BECAUSE OF THE EARLIER INTERRUPTION OVER TAX-REFORM PROPOSALS, FUND MANAGER RICHARD WYKE BELIEVES THE RALLY WILL BE SUSTAINED DURING THE SECOND HALF OF FISCAL 1996 AS THE TAX-EXEMPT BOND MARKET CONTINUES TO MAKE UP LOST GROUND. HIS REPORT, WHICH FOLLOWS, PROVIDES MORE DETAILS.

RESPECTFULLY YOURS,

[SIGNATURE]

GEORGE PUTNAM
CHAIRMAN OF THE TRUSTEES
JANUARY 17, 1996

REPORT FROM THE FUND MANAGER
RICHARD P. WYKE

The municipal market may not have been the belle of the ball during this year's fixed-income rally. But it was certainly no wallflower either. In an environment that raised more than a few eyebrows, Putnam Ohio Tax Exempt Income Fund produced solid results for the first half of fiscal 1996. Over the six months ended November 30, 1995, your fund posted gains of 4.74% and 4.29% at net asset value for class A and class B shares, respectively. For performance for longer periods and for class M shares, which became available on April 3, 1995, see page 9.

STRONG RELATIVE PERFORMANCE: A MATTER OF PERSPECTIVE
After overcoming a brief stall in midsummer, the broad fixed-income market continued its impressive run right through November. Increased investor confidence in the Federal Reserve Board's ability to thwart inflation and effectively manage economic growth over the long term fueled the gains of most fixed-income investments. Indeed, the rally had gained such momentum by period's end that the current yield on the benchmark 30-year Treasury bond seems to be fast approaching the historically low level of 5.79% (as of October 15, 1993).

On an absolute basis, municipal bonds participated in the rally's strength in a highly respectable fashion. However, their performance relative to taxable investments may appear somewhat lackluster because of investors' lingering concerns about the perceived effects of the flat-tax proposal introduced in April, which, in its purest form, would deprive municipal bonds of their beneficial tax treatment. Investor concerns prevented your fund's investments from attaining the full price appreciation potential presented by the favorable investment environment.

We, on the other hand, prefer to look at the semiannual returns in a historical context, noting that they are the highest on record for any semiannual period over the past decade. In any good year, this performance would have been quite satisfactory and during 1994's bear market, it would have been considered a blessing. Furthermore, on a tax-equivalent basis, an Ohio investor in the combined maximum federal and state income tax bracket of 44.13% would have had to earn 9.61% and 8.46%, respectively, to match the 5.37% and 4.73% current dividend rates, at NAV, your fund's class A and class B shares produced over this period.

POSITIONED FOR THE NEXT TURN IN THE ROAD
As the municipal market becomes increasingly complex, our ability to effectively position the fund's holdings at the most optimum points along the yield curve is one of the ways we believe we can differentiate ourselves successfully from the competition. With this in mind, we sought to focus on bonds we believed offered not only better value but also better balance of income and market risk during this past summer's decreased liquidity and ambiguous interest rate movements.

To do this, we moved away from a "barbell" configuration of clustering bonds at both the short end and the long end of the yield curve, selectively selling bonds with 10-year or shorter maturities and those within the 20 to 30+ maturity range.

MUNICIPAL BONDS CURRENTLY OFFER
AN EXCELLENT BUYING OPPORTUNITY
 [MOUNTAIN CHART]
----------------------
11/94          86.6%
12/94          85.1
1/95           83.0
2/95           80.6
3/95           80.8
4/95           82.2
5/95           86.6
6/95           90.7
7/95           87.7
8/95           90.6
9/95           91.6
10/95          90.7
11/95          90.6
----------------------
This chart shows the yield of an average 30-year general obligation bond as a percentage of the yield of an average 30-year U.S. Treasury bond, plotted monthly. Treasury bonds are backed by the full faith and credit of the U.S. government. Source: Bloomberg.

We then regrouped those assets into a "bulleted" position, purchasing more bonds within the 10- to 20-year range. By period's end, the 10- to 20-year bonds comprised 56.48% of net assets, up from 48.8% on May 31, 1995, while the fund's weighting in 20- to 30+-year bonds decreased to 37.41% from 47.7% of net assets.

This strategy has enabled your fund to take advantage of the solid price appreciation that 10- to 20-year bonds experienced as a result of heightened demand later in the period. It should also be of use in preparing the portfolio for what we think may well be the next turn in the road: the possibility of a steepening yield curve.

OUR GOAL: CREATE RIGHT MIX OF BONDS FOR CURRENT ENVIRONMENT
Our investment decisions throughout the period reflect our desire to construct a portfolio that offers not only the right mix of credit quality and yield but also the potential to go up farther in price -- without taking on unnecessary market risk. We sought to achieve this by focusing on bonds we believe are more structurally favorable for the current market environment.

Bonds with a high degree of call protection were one area of increased emphasis. When interest rates decline -- as they did this past fall -- bond issuers rush to refinance their debt. To safeguard your fund from the increasing prospects of early bond redemptions, we stepped up our purchases of noncallable issues, such as discount-coupon bonds. Discount-coupon bonds have a lower probability of being called and stand to offer greater price appreciation potential given the favorable backdrop for interest rates.

Moving toward higher-rated investment-grade bonds is another enhancement we've made. Because of the ongoing appetite for yield from all corners of the market, the yield spread between AAA- and BBB-rated bonds has remained narrow despite the rally. It seemed hardly worth the additional credit risk to continue adding to the fund's weighting in BBB-rated bonds when AAA-rated securities were offering relatively comparable yields. In addition, the fund's AAA-rated and insured holdings have already risen in price as a result of declining rates and

TOP INDUSTRY SECTORS*
[BAR CHART]
-----------------------------------------
Education                          17.9%
Hospital/Health care               17.0%
Utilities                          13.1%
Water and sewerage                 16.3%
Housing                             6.6%
-----------------------------------------
*  Based on net assets as of 11/30/95. Holdings may vary over time.

stand to appreciate farther should the yield spread widen. We chose, therefore, to increase the fund's position in AAA-rated bonds from nearly 60% of net assets on May 31, 1995, to approximately 65% by period's end; conversely, the fund's allocation to BBB- and BB-rated bonds decreased to 20.4% of net assets from roughly 25%.

We have also worked to spread assets across different regions of the state and, of course, different industries. At period's end, the water and sewer sector and hospitals were among the largest industry sectors in the fund.

FUNDAMENTALS ARE SOUND, VALUATIONS APPEALING
As we enter the second half of fiscal 1996, we expect conditions for investing in fixed-income securities to remain advantageous. Subsiding inflation, a benign interest rate environment, and decelerating economic growth seem likely to continue.

The debate over tax reform is probably the most critical factor that will influence tax-exempt bond performance over the next 12 months. While more instability cannot be ruled out, we believe investors have come to realize that a revision of the income tax code would not likely occur until after the 1996 presidential election, at which time it would most likely involve a simplification of the existing system rather than a major overhaul. That said, we are upbeat about the prospects for the municipal-bond market for several reasons:

First, any time municipal bonds underperform relative to Treasuries we believe a buying opportunity exists. Most high-grade, long-term municipal bonds are now providing 90% of the yield that Treasury bonds are offering on a before-tax basis. While there can be no assurance, the failure of municipal bonds to participate in the 1995 rally to the same degree as their taxable counterparts leaves the potential for additional price appreciation.

Second, new issue supply has been scant in 1995, down by roughly 10% to 15% from 1994 levels, while investor demand for municipal bonds has once again picked up with the easing of flat-tax concerns. This presents a positive dynamic for continued price support.

Last, government, on both the state and national levels, is addressing for the first time in history the issue of how to be more efficient. Such attention to fiscal responsibility bodes well for the fundamental structure of the municipal market.


The views expressed throughout this report are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/95, there is no guarantee the fund will continue to hold these securities in the future.

PERFORMANCE SUMMARY

PERFORMANCE SHOULD ALWAYS BE CONSIDERED IN LIGHT OF A FUND'S INVESTMENT STRATEGY. PUTNAM OHIO TAX EXEMPT INCOME FUND IS DESIGNED FOR INVESTORS SEEKING A HIGH LEVEL OF CURRENT INCOME FREE FROM FEDERAL AND STATE INCOME TAX CONSISTENT WITH PRESERVATION OF CAPITAL.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 11/30/95

                  CLASS A             CLASS B            CLASS M
               (10/23/89)*          (7/15/93)*         (4/3/95)*
                 NAV       POP       NAV      CDSC       NAV    CDSC
----------------------------------------------------------------------
6 months       4.74%    -0.28%     4.29%    -0.71%     4.60%   1.21%
----------------------------------------------------------------------
1 year        17.38     11.81     16.40     11.40        --      --
----------------------------------------------------------------------
5 years       48.40     41.36        --        --        --      --
Annual average 8.21      7.17        --        --        --      --
----------------------------------------------------------------------
Life of class 58.97     51.48     11.12      8.21      7.78    4.33
Annual average 7.88      7.03      4.53      3.37        --      --
----------------------------------------------------------------------

*  Commencement of operations.

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/95
                            LEHMAN BROS.
                               MUNICIPAL                   CONSUMER
                              BOND INDEX                PRICE INDEX
----------------------------------------------------------------------
6 months                           5.18%                       0.92%
----------------------------------------------------------------------
1 year                             18.90                       2.61
----------------------------------------------------------------------
5 years                            51.82                      14.80
Annual average                      8.71                       2.80
----------------------------------------------------------------------
Life of class A                    66.37                      22.29
Annual average                      8.69                       3.35
----------------------------------------------------------------------
Life of class B                    15.66                       6.37
Annual average                      6.30                       2.63
----------------------------------------------------------------------
Life of class M                     8.66                       1.45
----------------------------------------------------------------------

Performance  data  represent  past  results,  do  not  reflect  future performance, and will differ for each share class. Class A share performance data do not take into account distribution fees prior to implementation of the class A distribution plan in 1990. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 4.75% maximum sales charge for class A shares and 3.25% for class M shares. CDSC for class B shares assumes 5% maximum contingent deferred sales charge.

TOTAL RETURN FOR PERIODS ENDED 12/31/95
(most recent calendar quarter)
                  CLASS A            CLASS B              CLASS M
               (10/23/89)*         (7/15/93)*           (4/3/95)*
                 NAV       POP       NAV      CDSC       NAV     POP
----------------------------------------------------------------------
1 year        15.35%     9.85%    14.56%     9.56%        --      --
----------------------------------------------------------------------
5 years       48.47     41.43        --        --        --      --
Annual average 8.23      7.18        --        --        --      --
----------------------------------------------------------------------
Life of class 59.94     52.40     11.78      8.85     8.43%   4.96%
Annual average 7.88      7.04      4.63      3.51        --      --
----------------------------------------------------------------------

*  Commencement of operations.
Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and net asset value fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 11/30/95
                            CLASS A     CLASS B           CLASS M
----------------------------------------------------------------------
Distributions (number)            6           6                 6
----------------------------------------------------------------------
Income                    $0.245849   $0.217267         $0.233942
----------------------------------------------------------------------
TOTAL                     $0.245849   $0.217267         $0.233942
----------------------------------------------------------------------
SHARE VALUE:            NAV        POP       NAV        NAV      POP
----------------------------------------------------------------------
5/31/95               $8.95      $9.40     $8.94      $8.95    $9.25
----------------------------------------------------------------------
11/30/95               9.12       9.57      9.10       9.12     9.43
----------------------------------------------------------------------
CURRENT RETURN:
End of period
----------------------------------------------------------------------
Current dividend
rate(1)               5.37%      5.12%     4.73%      5.07%    4.91%
Taxable equivalent(2) 9.61       9.16      8.46       9.08     8.78
----------------------------------------------------------------------
Current 30-day
SEC yield(3)          4.86       4.63      4.22       4.61     4.45
Taxable equivalent(2) 8.70       8.29      7.55       8.25     7.96
----------------------------------------------------------------------

(1)Income portion of most recent distribution, annualized and divided by NAV or POP at end of period. (2)Assumes maximum combined state and federal tax rates of 44.13% . (3)Based on investment income, calculated using SEC guidelines. Results for investors subject to lower tax rates would not be as advantageous.

TERMS AND DEFINITIONS

CLASS A SHARES are generally subject to an initial sales charge.

CLASS B SHARES may be subject to a sales charge upon redemption.

CLASS M SHARES have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

NET  ASSET  VALUE (NAV) is the value of the fund's assets,  minus  any
liabilities,  divided  by  the  number  of  outstanding  shares,   not
including any initial or contingent deferred sales charge.

PUBLIC OFFERING PRICE (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

CONSUMER PRICE INDEX (CPI) is a commonly used measure of inflation; it does not represent an investment return.

RELATIVE RISK/REWARD POTENTIAL OF PUTNAM FUNDS

These illustrations provide a simplified guide to the risk/reward potential for funds within each category of the Putnam Family of Funds and are not intended as investment advice. Your investment advisor can help you evaluate your risk tolerance.

These rankings are relative only to Putnam funds and should not be compared to other investments. There is no guarantee that one Putnam fund will be less volatile than another, since each fund has its own investment risks. ThatOs why it is essential to read the fundOs prospectus before investing.

PUTNAM GROWTH FUNDS

[GRAPHIC]

HIGHER RISK
HIGHER REWARD POTENTIAL

ASIA PACIFIC GROWTH(1)
OTC EMERGING GROWTH(2)
NEW OPPORTUNITIES(2)
EUROPE GROWTH(1)
OVERSEAS GROWTH(1)
VOYAGER
HEALTH SCIENCES
NATURAL RESOURCES
VISTA
GLOBAL GROWTH(1)
DIVERSIFIED EQUITY(1)
INVESTORS

LOWER RISK
LOWER REWARD POTENTIAL


PUTNAM GROWTH AND INCOME FUNDS

[GRAPHIC]

HIGHER RISK
HIGHER REWARD POTENTIAL

PUTNAM GROWTH AND INCOME FUND II
FUND FOR GROWTH AND INCOME
EQUITY INCOME
CONVERTIBLE INCOME-GROWTH
GEORGE PUTNAM
UTILITIES GROWTH AND INCOME
BALANCED RETIREMENT

LOWER RISK
LOWER REWARD POTENTIAL


(1) Foreign investments are subject to certain risks, such as currency fluctuations and political developments, that are not present with domestic investments.

(2)  This  fund  invests all or a portion of its assets  in  small  to
     medium-sized  companies,  which  increases  the  risk  of   price
     fluctuations.

(3) While U.S. government backing of individual securities does not insure your principal, which will fluctuate, it does guarantee that the fundOs government-backed holdings will make timely payments of interest and principal.

PUTNAM INCOME FUNDS

[GRAPHIC]

HIGHER RISK
HIGHER REWARD POTENTIAL

HIGH YIELD ADVANTAGE(5)
HIGH YIELD(5)
GLOBAL GOVOT.(1)(5)
PREFERRED INCOME
INCOME
DIVERSIFIED INCOME(1)(3)(5)
FEDERAL INCOME(3)
AMERICAN GOVOT INCOME
U.S. GOVOT INCOME(3)
INTERMEDIATE U.S. GOVOT(3)
ADJUSTABLE RATE U.S. GOVOT(3)
MONEY MARKET(4)

LOWER RISK
LOWER REWARD POTENTIAL

PUTNAM TAX-FREE FUNDS(6)

[GRAPHIC]

HIGHER RISK
HIGHER REWARD POTENTIAL

TAX-FREE HIGH YIELD(5)
MUNICIPAL INCOME
SINGLE-STATE TAX-FREE FUNDS*
TAX EXEMPT INCOME
TAX-FREE INSURED(7)
INTERMEDIATE TAX EXEMPT
TAX EXEMPT MONEY MARKET(4)

LOWER RISK
LOWER REWARD POTENTIAL

* State tax-free funds available for Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio, and Pennsylvania. Not available in all states.

LIFESTAGE(SM) FUNDS

Putnam Asset Allocation Funds - three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments. The three portfolios are:

PUTNAM ASSET ALLOCATION: BALANCED PORTFOLIO
PUTNAM ASSET ALLOCATION: CONSERVATIVE PORTFOLIO
PUTNAM ASSET ALLOCATION: GROWTH PORTFOLIO

Please call your financial advisor - or Putnam at 1-800-225-1581 - to obtain a prospectus for any Putnam fund. The prospectus contains more complete information, including risk considerations, charges, and expenses. Read it carefully before you invest or send money.

 (4) The fund is managed to maintain a steady price of $1.00 per share, although there is no assurance this price can be maintained in the future. An investment in the fund is neither insured nor guaranteed by the U.S. government.

(5) The lower credit ratings of high-yield corporate and municipal bonds reflect a greater possibility that adverse changes in the economy or their issuers may affect their ability to pay principal and interest on the bonds.

(6) Income may be subject to state and local taxes. Capital gains, if any, are taxable for federal and, in most cases, state purposes.

(7) Bond insurance does not guarantee principal or protect against changes in market price.

PORTFOLIO OF INVESTMENTS OWNED
November 30, 1995 (Unaudited)

KEY TO ABBREVIATIONS

AMBAC      -AMBAC Indemnity Corporation

FGIC       -Federal Guaranty Insurance Company

FHA Insd.  -Federal Housing Administration Insured

FNMA Coll. -Federal National Mortgage Association Collateralized

FSA Insd.  -Financial Security Assurance Insured

GNMA Coll. -Government National Mortgage Association Collateralized

G.O. Bonds -General Obligation Bonds

IFB        -Inverse Floating Rate Bonds

MBIA       -Municipal Bond Investors Assurance Corporation

RAN        -Revenue Anticipation Notes

VRDN       -Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (96.7%)*

PRINCIPAL AMOUNT                                 RATINGS**      VALUE

OHIO (85.4%)
----------------------------------------------------------------------
$ 100,000 Akron-Wilbeth, Hsg. Dev. Corp.
          1st Mtge. Rev. Bonds, FHA Insd., 7.9s, 8/1/03AAA  $ 119,375
1,200,000 Allen Cnty., G.O. Bonds, AMBAC, 5.3s, 12/1/15AAA  1,176,000
2,070,000 Bedford, Hosp. Impt. Rev. Bonds
          (Bedford Cmnty. Hosp. Inc.), 8 1/2s, 5/15/09  BB  2,403,788
1,765,000 Cincinnati, Student Loan Funding Corp.
          Rev. Bonds, 8 7/8s, 8/1/08                 BBB/P  1,868,694
2,000,000 Clermont Cnty., Swr. Sys. Rev. Bonds,
          AMBAC, 5.2s, 12/1/21                         AAA  1,907,500
          Cleveland, City School Dist. G.O. Bonds
 900,000  9s, 12/1/08                                  Aaa  1,039,500
2,500,000 8 1/4s, 12/1/08                              Aaa  3,043,750
1,000,000 AMBAC, 7.35s, 12/1/08                        Aaa  1,110,000
4,870,000 Cleveland, G.O. Bonds, Ser. B, AMBAC,
          6 3/4s, 10/1/08                              AAA  5,539,625
2,500,000 Cleveland, Pkg. Facs. Impt. Rev. Bonds,
          8s, 9/15/12                                  BBB  2,681,250
          Cleveland, Pub. Pwr. Syst. Impt. 1st Mtge.
          Rev. Bonds
1,900,000 8 3/8s, 8/1/17                               AAA  2,071,000
2,145,000 Ser. A, MBIA, zero %, 11/15/13               AAA    815,100
2,775,000 Ser. A, MBIA, zero %, 11/15/12               AAA  1,123,875
3,000,000 Ser. A, MBIA, zero %, 11/15/11               AAA  1,290,000
3,000,000 Ser. A, MBIA, zero %, 11/15/10               AAA  1,372,500
2,450,000 Ser. A, MBIA, zero %, 11/15/09               AAA  1,194,375
          Cleveland, Urban Renewal Increment Rev.
          Bonds (Rock & Roll Hall of Fame Project)
1,900,000 6 3/4s, 3/15/18                            BBB/P  1,930,870
2,000,000 6 5/8s, 3/15/11                            BBB/P 2,027,500


MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                                 RATINGS**      VALUE
OHIO (continued)
----------------------------------------------------------------------
          Cleveland, Waterworks 1st Mtge. Rev. Bonds
$2,000,000               Ser. F-92A, AMBAC, 6 1/2s, 1/1/21        AAA
$2,247,500
4,000,000 Ser. G, MBIA, 5 1/2s, 1/1/21                 AAA  4,095,000
7,950,000 Ser. G, MBIA, 5 1/2s, 1/1/13                 AAA  8,188,500
1,000,000 Clyde, Elec. Syst. Mtge. Rev. Bonds,
          Ser. B, 8 3/8s, 11/15/14                    BB/P  1,051,250
1,000,000 Cuyahoga Cnty., G.O. Bonds, 5.65s,
          5/15/18                                        A  1,003,750
 275,000  Dayton, Arpt. Rev. Bonds (James M. Cox
          Intl. Arpt.), AMBAC, 8 1/4s, 1/1/16          AAA    282,766
1,640,000 Delaware City School Dist. Rev. Bonds,
          FGIC, 5 3/4s, 12/1/15                        AAA  1,676,900
1,300,000 Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14     Aa  1,462,500
2,200,000 Erie Cnty., Hosp. Impt. Rev. Bonds
          (Firelands Cmnty. Hosp.), 8 7/8s, 1/1/15     AAA  2,335,322
1,300,000 Franklin Cnty., Convention Facs. Auth.
          Tax & Lease RAN, MBIA, 7s, 12/1/19           AAA  1,480,375
4,020,000 Geauga Cnty., Hosp. Impt. Rev. Bonds
          (Geauga Hosp. Assn. Project), 8 3/4s,
          11/15/13                                     Baa  4,301,400
          Granville, School Dist. G.O. Bonds
1,100,000 AMBAC, zero %, 12/1/15                       AAA    376,750
1,375,000 AMBAC, zero %, 12/1/13                       AAA    527,656
1,380,000 AMBAC, zero %, 12/1/11                       AAA    589,950
1,400,000 Hamilton Cnty., Hlth. Care Syst. Rev. Bonds
          (Sisters of Charity), MBIA, 5 1/4s, 5/15/13  AAA  1,368,500
2,000,000 Hamilton Cnty., Swr. Syst. Impt. Rev. Bonds
          (Metro. Swr. Dist.), Ser. A, FGIC, 5 1/4s,
          12/1/16                                      AAA  1,962,500
          Hamilton, Elec. Syst. Mtge. Rev. Bonds
 700,000  Ser. B, FGIC, 8s, 10/15/22                   AAA    785,750
2,600,000 Ser. B, FGIC, 7 1/4s, 10/15/23               AAA  2,821,000
2,855,000 Hillard, School Dist. Impt. Rev. Bonds,
          Ser. A, FGIC, zero %, 12/1/11                AAA  1,209,806
1,000,000 Hubbard, Swr. Syst. Mtge. Rev. Bonds, 8.8s,
          11/15/17                                     BBB  1,095,000
1,800,000 Huran Cnty., Human Svcs. Rev. Bonds, MBIA,
          6.55s, 12/1/20                               AAA  2,072,250
1,320,000 Kirtland, G.O. Bonds, AMBAC, 7 1/2s, 12/1/16 AAA  1,488,300
 369,221  Lake Cnty., Indl. Dev. Rev. Bonds (Madison
          Inn Hlth. Ctr. Project), FHA Insd., 12s,
          5/1/14                                     BBB/P    406,604
1,000,000 Lakota, Local School Dist. Rev. Bonds,
          AMBAC, 7s, 12/1/10                           AAA  1,193,750
 849,037  Logan Cnty., Indl. Dev. Rev. Bonds
          (Indian Lake Hlth. Project), FHA Insd.,
          12s, 3/15/14                               AAA/P 1,071,909


MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                                 RATINGS**      VALUE

OHIO (continued)
----------------------------------------------------------------------
$1,910,000    Lorain Cnty., Elderly Hsg. Corp. Multi-Fam.
          Rev. Bonds (Harr Plaza & Intl.), Ser. A, 6 3/8s,
          7/15/19                                        A $1,936,263
          Lorain Cnty., Fac. Rev. Bonds (Laurel Lake
          Project)
1,500,000 7.3s, 12/15/14                              BB/P  1,546,875
1,750,000 7 1/8s, 12/15/18                            BB/P  1,782,813
5,325,000 Lorain Cnty., Hosp. Rev. Bonds (EMH Regl.
          Med. Ctr.), AMBAC, 7 3/4s, 11/1/13           AAA  6,323,438
2,100,000 Lucas Cnty. Hosp. Rev. Bonds (Toledo Hosp.
          Impt.), MBIA, 5 1/4s, 11/15/15               AAA  2,034,375
          Marion Cnty., Hlth. Care Fac. Rev. Bonds
          (United Church Homes Project)
 460,000  8 7/8s, 12/1/12                              BBB    549,125
4,000,000 6 3/8s, 11/15/10                             BBB  4,020,000
2,000,000 6.3s, 11/15/15                               BBB  1,965,000
1,755,000 Massillon, City School Dist. Rev. Bonds,
          AMBAC, zero %, 12/1/10                       AAA    807,300
1,205,000 Massillon, Lincoln Ctr. Phase II Rev. Bonds,
          AMBAC, 6.95s, 12/1/10                        AAA  1,432,444
1,895,000 Montgomery Conifers, Hsg. Dev. Corp. Mtge.
          Rev. Bonds (Conifers Project), FHA Insd.,
          8.45s, 6/1/28                                 AA  2,000,286
2,800,000 Mount Vernon, Hosp. Rev. Bonds (Knox Cmnty.
          Hosp.), 7 7/8s, 6/1/12                     BBB/P  2,877,000
          North Royalton City School Dist. G.O. Bonds
1,885,000 MBIA, 6 5/8s, 12/1/06                        AAA  2,179,531
1,000,000 AMBAC, 5.65s, 12/1/08                        AAA  1,073,750
1,020,000 MBIA, zero %, 12/1/09                        AAA    489,600
 835,000  Northwestern Local School Dist. Rev. Bonds
          (Wayne & Ashland Cntys. School Impt.), FGIC,
          7.2s, 12/1/10                                AAA  1,010,350
3,000,000 OH Cap. Hsg. Corp. Multi-Fam. Rev. Bonds,
          Ser. A, FNMA Coll., 7.6s, 11/1/23            AAA  3,221,250
          OH Econ. Dev. Rev. Bonds
1,545,000 (Sponge, Inc. Project), Ser. 5-A, 8 3/8s,
          6/1/14                                         A  1,716,881
 680,000  (Superior Forge & Steel Corp.), Ser. 3, 7 5/8s,
          6/1/11                                         A    766,700
          OH Higher Ed. Fac. Rev. Bonds (Case
          Western Reserve U.)
4,500,000 6 1/4s, 10/1/18                               AA  5,028,750
1,000,000 6s, 10/1/14                                   AA  1,082,500
6,664,000 OH Hsg. Fin. Agcy. Single Fam. Mtge. IFB,
          Ser. A-2, GNMA Coll., 9.517s, 3/24/31        AAA 7,380,380


MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                                 RATINGS**      VALUE

OHIO (continued)
----------------------------------------------------------------------
          OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds
$ 515,000 Ser. C, GNMA Coll., 8 1/8s, 3/1/20           AAA  $ 547,188
 680,000  Ser. C, GNMA Coll., 7.85s, 9/1/21            AAA    728,450
 690,645  Ser. 85-A, FGIC, zero %, 1/15/15#            AAA    103,597
3,350,000 OH Poll. Control Rev. Bonds (Standard Oil Co.),
          6 3/4s, 12/1/15                               AA  4,103,750
1,015,000 OH State Bldg. Auth. Rev. Bonds
          (Workers Comp.-W. Green Bldg.) Ser. A, 4 3/4s,
          4/1/14                                         A    921,113
7,640,000 OH State G.O. Bonds, MBIA, zero %, 8/1/13    AAA  2,979,600
          OH State Wtr. Dev. Auth. Poll. Control Facs.
          Rev. Bonds
2,500,000 (PA Pwr. Co. Project), Ser. B, 8.1s, 9/1/18  Baa  2,662,500
1,250,000 (Cleveland Elec. Illuminating Project),
          8s, 10/1/23                                  Baa  1,301,563
2,200,000 MBIA, 6 1/2s, 6/1/05                         AAA  2,486,000
5,555,000 MBIA, 5 1/2s, 6/1/15                         AAA  5,596,663
          OH State Wtr. Dev. Auth. Rev. Bonds
 175,000  AMBAC, 9 3/8s, 12/1/18                       AAA    183,388
1,000,000 Ser. A, AMBAC, 7 3/4s, 12/1/09               AAA  1,049,400
2,155,000 (Mid-American Waste Syst. Inc. Project),
          7 3/4s, 9/1/07                              BB/P  2,130,756
2,900,000 (Impt. Pure Wtr.), AMBAC, 5 1/2s, 12/1/11    AAA  2,939,875
4,500,000 (Coll. Wtr. Cincinnati Gas), Ser. A, MBIA,
          5.45s, 1/1/24                                AAA  4,449,375
5,700,000 OH State Wtr. Dev. Auth. Solid Waste Disp.
          Rev. Bonds (North Star Broken Hill Steel
          Project), 6.45s, 9/1/20                        A  5,956,500
2,275,000 Orville, Elec. Syst. Mtge. Rev. Bonds,
          Ser. A & B, AMBAC, 7 1/2s, 12/1/10           AAA  2,493,969
1,000,000 Oxford, Wtr. Supply Syst. Mtge. Rev.
          Bonds, AMBAC, 7 5/8s, 12/1/14                AAA  1,117,500
1,000,000 Pickerington, Local School Dist. Construction
          & Impt. Rev. Bonds, FGIC, 5.8s, 12/1/09      AAA 1,082,500


MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                                 RATINGS**      VALUE

OHIO (continued)
----------------------------------------------------------------------
          Sandusky Cnty., Hosp. Fac. Rev. Bonds
          (Memorial Hosp. Project)
$1,750,0007 3/4s, 12/1/09                               BB $1,736,875
 795,000  7 3/8s, 12/1/01                               BB    793,013
1,100,000 Scioto Cnty. Hosp. Facs. VRDN (VHA Ctr. Inc.
          Cap. Asset), Ser. B, AMBAC, 3.6s, 12/1/25  VMIGI  1,100,000
2,600,000 Southwest Local School Dist. G.O. Bonds
          (Hamilton Cnty.), AMBAC, 7.65s, 12/1/10      AAA  2,996,500
2,925,000 Toledo, Swr. Syst. Mtge. Rev. Bonds, AMBAC,
          6.2s, 11/15/12                               AAA  3,254,063
1,175,000 Toledo, Wtrwks. Mtge. Rev. Bonds, AMBAC,
          6.2s, 11/15/12                               AAA  1,293,969
1,100,000 Tuscarawas Cnty., Hosp. Facs. Rev. Bonds
          (Union Hosp. Project), Ser. A, 6 1/2s,
          10/1/21                                      Baa  1,067,000
1,000,000 Twin Valley, Cmnty. Local School Dist.
          Rev. Bonds, FGIC, 7.05s, 12/1/11             AAA  1,191,250
3,240,000 U. of OH Rev. Bonds, FGIC, 5s, 12/1/13       AAA  3,090,150
1,955,000 U. Toledo, Gen. Recpt. Rev. Bonds, FGIC,
          5.35s, 6/1/25                                AAA  1,884,131
1,150,000 Washington, Wtr. Syst. Mtge. Rev. Bonds,
          AMBAC, zero %, 12/1/09                       AAA    552,000
          Westerville City School Dist. Rev. Bonds
          (School Impt.)
1,610,000 6 1/4s, 12/1/09                                A  1,777,038
1,590,000 6 1/4s, 12/1/08                                A  1,762,913
3,000,000 Woodridge, School Dist. Rev. Bonds, AMBAC,
          6.8s, 12/1/14                                AAA  3,558,750
          Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds
 220,000  7 3/8s, 10/1/21                              AAA    265,375
 205,000  7 3/8s, 10/1/20                              AAA    247,281
 185,000  7 3/8s, 10/1/19                              AAA    223,156
 180,000  7 3/8s, 10/1/18                              AAA    217,125
 160,000  7 3/8s, 10/1/17                              AAA    193,000
 155,000  7 3/8s, 10/1/16                              AAA    186,969
                                                          $199,258,546


MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                                 RATINGS**      VALUE

PUERTO RICO (11.3%)
----------------------------------------------------------------------
$1,800,000          Cmnwlth. of PR, Govt. Dev. Bank VRDN,
          3.3s, 12/1/15                              VMIGI $1,800,000
1,350,000 Cmnwlth. of PR, Hwy. Auth. Rev. Bonds,
          Ser. Q, 7 3/4s, 7/1/16                       AAA  1,572,750
          Cmnwlth. of PR, Hwy. & Trans. Auth. Hwy.
          Rev. Bonds
4,000,000 Ser. W, 5 1/2s, 7/1/15                         A  3,975,000
1,250,000 Ser. X, 5s, 7/1/22                             A  1,131,250
          Cmnwlth. of PR, Pub. Impt. G.O. Bonds
3,600,000 7.7s, 7/1/20                                 AAA  4,194,000
3,500,000 FSA, 7.677s, 7/1/20                          AAA  3,727,500
1,250,000 AMBAC, 5 1/4s, 7/1/18                        AAA  1,225,000
          PR Elec. Pwr. Auth. Rev. Bonds
4,000,000 Ser. Y, MBIA, 6 1/2s, 7/1/06                 AAA  4,535,000
1,310,000 Ser. N, 5s, 7/1/12                             A  1,231,400
1,500,000 PR Pub. Bldgs. Auth. Gtd. Edl. & Hlth. Fac.
          Rev. Bonds, Ser. H, 7 7/8s, 7/1/16           AAA  1,623,750
1,400,000 PR Tel. Auth. IFB, MBIA, 6.736s, 1/16/15     AAA  1,417,500
----------------------------------------------------------------------
                                                          $26,433,150
----------------------------------------------------------------------
          TOTAL INVESTMENTS (cost $209,626,440)***        $225,691,696
----------------------------------------------------------------------

NOTES


*  Percentages indicated are based on net assets of $233,319,747.

** The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at November 30, 1995 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 1995. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

# This security was pledged to cover margin requirements for future contracts at November 30, 1995. The market value of the security segregated with the custodian for transactions on future contracts is $103,597 or less than 0.1% of net assets.

*** The aggregate identified cost on a tax cost basis is $209,626,589, resulting in gross unrealized appreciation and depreciation of $16,804,721 and $739,614, respectively, or net unrealized appreciation of $16,065,107.

     The fund had the following insurance concentrations greater than 10% at November 30, 1995 (as a percentage of net assets):

       MBIA                   21.1%
       AMBAC                   20.5

     The fund had the following industry group concentrations greater than 10% at November 30, 1995 (as a percentage of net assets):

       Education              17.9%
       Hospitals/Health Care   17.0
       Water & Sewerage        16.3
       Utilities               13.1

     The rates shown on IFB, which are securities paying variable interest rates that vary inversely to changes in the market interest rates, and VRDN, are the current interest rates at November 30, 1995, which are subject to change based on the terms of the security.

   FUTURES CONTRACTS OUTSTANDING
   at November 30, 1995
----------------------------------------------------------------------
                                                            UNREALIZED
                         TOTAL   AGGREGATE   EXPIRATION  APPRECIATION/
                         VALUE  FACE VALUE         DATE (DEPRECIATION)
----------------------------------------------------------------------
      Municipal Bond
      Futures (Sell)  $595,000    $595,000        Mar96            $--
----------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1995 (Unaudited)


ASSETS
----------------------------------------------------------------------
Investments in securities, at value
(identified cost $209,626,440) (Note 1)                   $225,691,696
----------------------------------------------------------------------
Interest and other receivables                               4,270,618
----------------------------------------------------------------------
Receivable for shares of the fund sold                         413,060
----------------------------------------------------------------------
Receivable for securities sold                               4,308,125
----------------------------------------------------------------------
TOTAL ASSETS                                             $234,683,499

LIABILITIES
----------------------------------------------------------------------
Payable to subcustodian (Note 2)                                   861
----------------------------------------------------------------------
Payable for shares of the fund repurchased                     278,771
----------------------------------------------------------------------
Distributions payable to shareholders                          594,913
----------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                   342,437
----------------------------------------------------------------------
Payable for administrative services (Note 2)                     1,390
----------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                      120
----------------------------------------------------------------------
Payable for distribution fees (Note 2)                          90,845
----------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)      15,113
----------------------------------------------------------------------
Other accrued expenses                                          39,302
----------------------------------------------------------------------
TOTAL LIABILITIES                                            1,363,752
----------------------------------------------------------------------
NET ASSETS                                               $233,319,747
----------------------------------------------------------------------

REPRESENTED BY
----------------------------------------------------------------------
Paid-in capital (Note 4)                                  $223,297,213
----------------------------------------------------------------------
Distributions in excess of net investment income              (21,845)
----------------------------------------------------------------------
Accumulated net realized loss on investments               (6,020,877)
----------------------------------------------------------------------
Net unrealized appreciation of investments and
futures contracts                                           16,065,256
TOTAL--REPRESENTING NET ASSETS APPLICABLE TO
CAPITAL SHARES OUTSTANDING                               $233,319,747
----------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
----------------------------------------------------------------------
Net asset value and redemption price of class A shares
($194,973,719 divided by 21,387,208 shares)                      $9.12
----------------------------------------------------------------------
Offering price per share (100/ 95.25 of $9.12)*                  $9.57
----------------------------------------------------------------------
Net asset value and offering price of class B shares
($38,261,207 divided by 4,203,149 shares)+                       $9.10
----------------------------------------------------------------------
Net asset value and redemption price of class M shares
($84,821 divided by 9,304 shares)                                $9.12
----------------------------------------------------------------------
Offering price per share (100/96.75 of $9.12)**                  $9.43
----------------------------------------------------------------------

* On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.

** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

+ Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
Six months ended November 30, 1995 (Unaudited)

TAX EXEMPT INTEREST INCOME                                 $7,210,189
----------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------
Compensation of Manager (Note 2)                               681,545
----------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                 134,181
----------------------------------------------------------------------
Compensation of Trustees (Note 2)                                5,757
----------------------------------------------------------------------
Auditing                                                        19,171
----------------------------------------------------------------------
Legal                                                           11,518
----------------------------------------------------------------------
Postage                                                         18,944
----------------------------------------------------------------------
Reports to shareholders                                          9,113
----------------------------------------------------------------------
Registration fees                                                4,868
----------------------------------------------------------------------
Administrative services (Note 2)                                 4,165
----------------------------------------------------------------------
Distribution fees--class A (Note 2)                            191,751
----------------------------------------------------------------------
Distribution fees--class B (Note 2)                            151,475
----------------------------------------------------------------------
Distribution fees--class M (Note 2)                                152
----------------------------------------------------------------------
Other expenses                                                   3,052
----------------------------------------------------------------------
TOTAL EXPENSES                                               1,235,692
----------------------------------------------------------------------
Expense reduction (Note 2)                                   (141,235)
----------------------------------------------------------------------
NET EXPENSES                                                 1,094,457
----------------------------------------------------------------------
NET INVESTMENT INCOME                                        6,115,732
----------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)           (1,478,398)
----------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1 and 3)       (161,322)
----------------------------------------------------------------------
Net unrealized appreciation of investments during the period 5,924,784
----------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                      4,285,064
----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $10,400,796
----------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                        SIX MONTHS ENDED    YEAR ENDED
                                             NOVEMBER 30        MAY 31
----------------------------------------------------------------------
--
                                                   1995*         1995
----------------------------------------------------------------------
--
INCREASE IN NET ASSETS
----------------------------------------------------------------------
--
Operations:
----------------------------------------------------------------------
--
Net investment income                         $6,115,732   $12,620,205
----------------------------------------------------------------------
--
Net realized loss on investment transactions (1,639,720)   (3,996,686)
----------------------------------------------------------------------
--
Net unrealized appreciation of investments     5,924,784     8,118,467
----------------------------------------------------------------------
--
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                               10,400,796   16,741,986
----------------------------------------------------------------------
--
Distributions to shareholders
----------------------------------------------------------------------
--
From net investment income:
----------------------------------------------------------------------
--
  Class A                                    (5,274,193)  (11,195,160)
----------------------------------------------------------------------
--
  Class B                                      (866,695)   (1,307,862)
----------------------------------------------------------------------
--
  Class M                                        (1,608)           --
----------------------------------------------------------------------
--
From net realized gains:
----------------------------------------------------------------------
--
  Class A                                             --     (258,158)
----------------------------------------------------------------------
--
  Class B                                             --      (33,773)
----------------------------------------------------------------------
--
Increase from capital shares transactions
(Note 4)                                       3,037,880     9,988,121
----------------------------------------------------------------------
--
TOTAL INCREASE IN NET ASSETS                   7,296,180   13,935,154

NET ASSETS
----------------------------------------------------------------------
--
Beginning of period                          226,023,567   212,088,413
----------------------------------------------------------------------
--
END OF PERIOD (including distributions in
excess of net investment income and
undistributed net investment income of
$21,845 and $4,919, respectively)           $233,319,747  $226,023,567
----------------------------------------------------------------------
--

*  Unaudited.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                  FOR THE PERIOD
                                    APRIL 3, 1995
                     SIX MONTHS     (COMMENCEMENT SIX MONTHS      YEAR
                          ENDED OF OPERATIONS) TO       ENDED    ENDED
                    NOVEMBER 30            MAY 31 NOVEMBER 30   MAY 31
----------------------------------------------------------------------
--
                          1995*              1995       1995*     1995
----------------------------------------------------------------------
--
                        Class M                       Class B
----------------------------------------------------------------------
--
NET ASSET VALUE,
BEGINNING OF PERIOD       $8.95             $8.76       $8.94    $8.79
----------------------------------------------------------------------
--
INVESTMENT OPERATIONS
Net investment income       .22               .08         .21      .46
Net realized and unrealized
gain (loss) on investments  .18               .19          17      .16
----------------------------------------------------------------------
--
TOTAL FROM INVESTMENT OPERATIONS              .40         .27      .38   .62
----------------------------------------------------------------------
--
LESS DISTRIBUTIONS:
From net investment income(.23)             (.08)       (.22)    (.46)
From net realized gain on
investments                  --                --          --    (.01)
----------------------------------------------------------------------
--
TOTAL DISTRIBUTIONS       (.23)             (.08)       (.22)    (.47)
----------------------------------------------------------------------
--
NET ASSET VALUE, END OF
PERIOD                    $9.12             $8.95       $9.10    $8.94
TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%)(b)  4.60(c)           3.05(c)     4.29(c)     7.39
----------------------------------------------------------------------
--
NET ASSETS, END OF PERIOD
(in thousands)              $84                $1     $38,261  $32,847
----------------------------------------------------------------------
--
Ratio of expenses to average
net assets (%)(e)        .62(c)           0.20(c)      .82(c)     1.58
----------------------------------------------------------------------
--
Ratio of net investment income to
average net assets (%)  2.50(c)           0.89(c)     2.41(c)     5.24
----------------------------------------------------------------------
--
Portfolio turnover (%)     8.70             66.29        8.70    66.29
----------------------------------------------------------------------
--
FINANCIAL HIGHLIGHTS (continued)
 FOR THE PERIOD
  JULY 15, 1993
 (COMMENCEMENT        SIX MONTHS
OF OPERATIONS) TO           ENDED
         MAY 31       NOVEMBER 30                   YEAR ENDED MAY 31
--------------------------------------------------------------------------------
----------------
           1994             1995*        1995         1994       1993        1992        1991
--------------------------------------------------------------------------------
----------------
       Class B                                          Class A
--------------------------------------------------------------------------------
----------------
          $9.37             $8.95       $8.80        $9.26      $8.78       $8.55      $8.40
--------------------------------------------------------------------------------
----------------
            .40               .24         .52          .53        .54      .57(a)      .59(a)
          (.46)               .18         .15        (.35)        .48         .23         .14
--------------------------------------------------------------------------------
----------------
          (.06)               .42         .67          .18       1.02         .80        .73
--------------------------------------------------------------------------------
----------------
          (.40)             (.25)       (.51)        (.52)      (.54)       (.57)       (.58)
          (.12)                --       (.01)        (.12)         --          --          --
--------------------------------------------------------------------------------
----------------
          (.52)             (.25)       (.52)        (.64)      (.54)       (.57)       (.58)
--------------------------------------------------------------------------------
----------------
          $8.79             $9.12       $8.95        $8.80      $9.26       $8.78       $8.55
--------------------------------------------------------------------------------
----------------
      (1.49)(c)           4.74(c)        8.04         1.88      11.94        9.65        9.09
--------------------------------------------------------------------------------
----------------
        $17,959          $194,974    $193,176     $194,130   $177,879    $140,309     $21,136
--------------------------------------------------------------------------------
----------------
        1.42(c)            .49(c)         .93          .99       1.04      .90(a)      .87(a)
--------------------------------------------------------------------------------
----------------
        4.35(c)           2.75(c)        5.97         5.68       5.90     6.41(a)     6.83(a)
--------------------------------------------------------------------------------
----------------
          44.45              8.70       66.29        44.45      21.57    15.20(d)       17.40
--------------------------------------------------------------------------------
----------------

*    Unaudited.

(a)Reflects an expense limitation in effect during the period. As a result, net investment income of the fund for the years ended May 31, 1992 and 1991 reflect expense reductions of approximately $0.01 and $0.05 per share, respectively.
(b)Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c)Not annualized.
(d)Portfolio turnover excludes the impact of assets received by the fund, then known as Putnam Ohio Tax Exempt Income Fund II, from the acquisition of Putnam Ohio Tax Exempt Income Fund.
(e)The ratio of expenses to average net assets for the period ended November 30, 1995 included amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

NOTES TO FINANCIAL STATEMENTS
November 30, 1995 (Unaudited)

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and Ohio personal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes is consistent with preservation of capital by investing primarily in a portfolio of Ohio tax- exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares  do  not  pay  a  front-end  sales  charge,  but  pay  a  higher  ongoing distribution fee than class A shares and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares. Expenses of the fund are borne pro-rata by the holders of each classes of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A   SECURITY   VALUATION  Tax-exempt  bonds  and  notes  are   stated   on   the
basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

B SECURITY TRANSACTIONS and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C FEDERAL TAXES It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the
provisions   of   the   Internal   Revenue   Code   applicable   to    regulated
investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under  Section  4982  of  the  Internal Revenue  Code  of  1986.  Therefore,  no
provision has been made for federal taxes on income or capital gains on securities held and excise tax on income and capital gains.

At    May   31,   1995,   the   fund   had   a   capital   loss   carryover   of
approximately   $1,981,000   which  may  be   available   to   offset   realized
gains, if any, which will expire on May 31, 2003.

D   DISTRIBUTIONS  TO  SHAREHOLDERS  Income  dividends  are  recorded  daily  by
the   fund   and   are  distributed  monthly.  Capital  gain  distributions   if
any,   are   recorded   on  the  ex-dividend  date  and   paid   annually.   The
amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

E FUTURES AND OPTIONS CONTRACTS The fund may use futures and options contracts to hedge against changes in the values of securities the fund  owns  or  expects  to  purchase.  The  fund  may  also  write  options  on
securities   it   owns   or   which  it  invests   to   increase   its   current
returns.

The  potential  risk  to  the  fund  is that the  change  in  value  of  futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures   contracts   are   valued  at  the  quoted  daily   settlement   prices
established   by   the   exchange   on  which  they   trade.   Exchange   traded
options   are   valued   at  the  last  sale  price,  or   if   no   sales   are
reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

F AMORTIZATION OF BOND PREMIUM AND DISCOUNT Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discount on zero-coupon and original issue discount bonds are accreted according to the effective yield method.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS Compensation of Putnam Management, for management and investment advisory  services  is  paid  quarterly based  on  the  average  net  assets  of
the  fund.  Such  fee  is  based  on  the  following  annual  rates:  0.60%   of
the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million and 0.40% of any amount over
$1.5  billion,  subject,  under  current  law,  to  reduction  in  any  year  by
the   amount   of  certain  brokerage  commissions  and  fees  (less   expenses)
received   by   affiliates  of  Putnam  Management  on  the   fund's   portfolio
transactions.

The   fund   also   reimburses  Putnam  Management  for  the  compensation   and
related  expenses  of  certain  officers  of  the  fund  and  their  staff   who
provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Trustees of the fund receive an annual Trustees fee of $750 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustess receive additional fees for attendence at certain meetings.

During  the  period  ended  November  30,  1995,  the  fund  adopted  a  Trustee
Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the
fund   or   in  other  Putnam  funds  until  distribution  in  accordance   with
the Plan.

For  the  period  ended  November  30,  1995,  fund  expenses  were  reduced  by
$141,235 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations
exclude   these   credits.   The   fund   could   have   invested   the   assets
utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Custodial   functions   for   the  fund's  assets   are   provided   by   Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The  fund  has  adopted  distribution  plans  (the  "Plans")  with  respect   to
its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments  by  the  fund  to  Putnam Mutual Funds Corp.  at  an  annual  rate  up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.20%, 0.85% and
0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For   the   period  ended  November  30,  1995,  Putnam  Mutual   Funds   Corp.,
acting as underwriter received net commissions of $20,966 from the sale of class A shares and no monies from the sale of class M shares.
There were no monies received in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the period ended November 30, 1995, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

NOTE 3
PURCHASES  AND  SALES  OF  SECURITIES  During  the  period  ended  November  30,
1995,   purchases  and  sales  of  investment  securities  other   than   short-
term municipal obligations aggregated $19,224,111 and $27,792,726, respectively. Purchases and sales of short-term municipal obligations aggregated $14,000,000 and $13,100,000, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

NOTE 4
CAPITAL SHARES
At   November   30,  1995,  there  was  an  unlimited  number   of   shares   of
beneficial  interest  authorized.  Transactions  in  capital  shares   were   as
follows:

                                                                SIX MONTHS ENDED
                                                                     NOVEMBER 30
----------------------------------------------------------------------
--
                                                                  1995
----------------------------------------------------------------------
--
CLASS A                                     SHARES              AMOUNT
----------------------------------------------------------------------
--
Shares sold                                715,488          $6,378,163
Shares issued in connection
with reinvestment of distributions         379,444           3,389,146
----------------------------------------------------------------------
--
                                         1,094,932           9,767,309
----------------------------------------------------------------------
--
Shares repurchased                     (1,292,910)        (11,521,534)
----------------------------------------------------------------------
--
NET DECREASE                             (197,978)        $(1,754,225)
----------------------------------------------------------------------
--
                                                                      YEAR ENDED
                                                                          MAY 31
----------------------------------------------------------------------
--
                                                                  1995
----------------------------------------------------------------------
--
CLASS A                                     SHARES              AMOUNT
----------------------------------------------------------------------
----
Shares sold                              1,641,894         $14,154,333
Shares issued in connection
with reinvestment of distributions         851,961           7,339,952
----------------------------------------------------------------------
--
                                         2,493,855          21,494,285
----------------------------------------------------------------------
--
Shares repurchased                     (2,976,624)        (25,590,365)
----------------------------------------------------------------------
--
NET DECREASE                             (482,769)        $(4,096,080)
----------------------------------------------------------------------
--
                                                                SIX MONTHS ENDED
                                                                     NOVEMBER 30
----------------------------------------------------------------------
--
                                                                  1995
----------------------------------------------------------------------
--
CLASS B                                     SHARES              AMOUNT
----------------------------------------------------------------------
--
Shares sold                                894,677          $7,969,290
Shares issued in connection
with reinvestment of distributions          57,090             509,321
----------------------------------------------------------------------
--
                                           951,767           8,478,611
----------------------------------------------------------------------
--
Shares repurchased                       (422,639)         (3,768,110)
----------------------------------------------------------------------
--
NET INCREASE                               529,128          $4,710,501
----------------------------------------------------------------------
--
                                                                      YEAR ENDED
                                                                          MAY 31
----------------------------------------------------------------------
--
                                                                  1995
----------------------------------------------------------------------
--
CLASS B                                     SHARES              AMOUNT
----------------------------------------------------------------------
--
Shares sold                              1,872,645         $16,128,281
Shares issued in connection
with reinvestment of distributions          94,617             814,451
----------------------------------------------------------------------
--
                                         1,967,262          16,942,732
Shares repurchased                       (335,544)         (2,859,532)
----------------------------------------------------------------------
--
NET INCREASE                             1,631,718         $14,083,200
----------------------------------------------------------------------
--
                                                                SIX MONTHS ENDED
                                                                     NOVEMBER 30
----------------------------------------------------------------------
--
                                                                  1995
----------------------------------------------------------------------
--
CLASS M                                     SHARES              AMOUNT
----------------------------------------------------------------------
--
Shares sold                                  9,063             $80,474
Shares issued in connection
with reinvestment of distributions             126               1,130
----------------------------------------------------------------------
--
                                             9,189              81,604
----------------------------------------------------------------------
--
Shares repurchased                            (--)                (--)
----------------------------------------------------------------------
--
NET INCREASE                                 9,189             $81,604
----------------------------------------------------------------------
--
                                                                  FOR THE PERIOD
                                                             ENDED APRIL 3, 1995
                                                                (COMMENCEMENT OF
                                                                  OPERATIONS) TO
                                                                          MAY 31
----------------------------------------------------------------------
--
                                                                  1995
----------------------------------------------------------------------
--
CLASS M                                     SHARES              AMOUNT
----------------------------------------------------------------------
--
Shares sold                                    115              $1,006
Shares issued in connection
with reinvestment of distributions              --                  --
----------------------------------------------------------------------
--
                                                --                  --
----------------------------------------------------------------------
--
Shares repurchased                            (--)                (--)
----------------------------------------------------------------------
--
NET INCREASE                                   115              $1,006
----------------------------------------------------------------------
--

OUR COMMITMENT TO QUALITY SERVICE

CHOOSE AWARD-WINNING SERVICE

Putnam Investor Services has won the DALBAR Quality Tested Service Seal for the past five years. In 1994, over 80,000 tests of 55 shareholder service components demonstrated that Putnam outperformed the industry standard in every category.

HELP YOUR INVESTMENT GROW

Set   up  a  systematic  program  for  investing  with  as  little  as   $25   a
month from a Putnam money market fund or from your checking or savings account.*

SWITCH FUNDS EASILY

You  can  move  money  from  one  account to another  with  the  same  class  of
shares   without  a  service  charge.  (This  privilege  is  subject  to  change or terminations.)

ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For   details   about   any   of   these  or  other   services,   contact   your
financial   advisor  or  call  the  toll-free  number  shown  below  and   speak
with a helpful Putnam representative.

To   make   an  additional  investment  in  this  or  any  other  Putnam   fund,
contact  your  financial  advisor  or  call  our  toll-free  number:  1-800-225-
1581.


* Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.

 FUND INFORMATION

INVESTMENT MANAGER
Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN
Putnam Fiduciary Trust Company

LEGAL COUNSEL
Ropes & Gray

TRUSTEES
George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS
George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

James E. Erickson
Vice President

Richard P. Wyke
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

John D. Hughes
Senior Vice President and Treasurer

Beverly Marcus
Clerk and Assistant Treasurer

This  report  is  for  the  information  of  shareholders  of  Putnam  Ohio  Tax
Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance
Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581.

SHARES OF MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED
BY   THE   FEDERAL   DEPOSIT   INSURANCE   CORPORATION   (FDIC),   THE   FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

PUTNAM INVESTMENTS
The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

                                                                       Bulk Rate
                                                                    U.S. Postage
                                                                            PAID
                                                                          Putnam
                                                                     Investments

22180 1/96

APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED AND EDGAR-FILED TEXTS.

(1)  Rule lines for tables are omitted.

(2)  Italic typefaces is displayed in normal type.

(3)  Boldface type is displayed in capital letters.

(4) Headers (e.g. the names of the fund) and footers (e.g. page numbers and OThe accompanying notes are an integral part of these financial statementsO) are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)  Bullet points and similar graphic symbols are omitted.

(7)  Page numbering is different.